Description of Business and Basis of Presentation (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2015
Nature of Business [Line Items]
Substantial Doubt about Going Concern, Conditions or Events		We will remain an emerging growth company for up to five years following our initial public offering, that is, until February 2019, although we will lose that status sooner if our revenues exceed $1 billion, if we issue more than $1 billion in non-convertible debt in a three-year period, or if the market value of our common stock that is held by non-affiliates exceeds $700 million as of any June 30.
Bank Overdrafts		$ 264,661	$ 0
Subsequent Event [Member]
Nature of Business [Line Items]
Equity Method Investment, Net Sales Proceeds	$ 625,000
AzurRx BioPharma Inc [Member]
Nature of Business [Line Items]
Equity Method Investment, Net Sales Proceeds		$ 637,100